Corporate Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Corporate Information
Schedule of equity interest owned by the company in subsidiaries

			% equity interest owned by
	Country of	Date of	Lilium GmbH
Name	incorporation	incorporation	06/30/ 2021	12/31/ 2020
Lilium Aviation US Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%

			% equity interest owned by
			Lilium GmbH
	Country of	Date of
Name	incorporation	incorporation	12/31/2020	12/31/2019	01/01/2019
Lilium Aviation Inc.	United States	July 1, 2020	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%